Property and Equipment, Net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)
Property, Plant and Equipment, Net, by Type [Abstract]
Property, Plant and Equipment, Gross		¥ 4,875			¥ 39,041
Less: Accumulated depreciation		(1,622)			(6,011)
Less: Impairment of property, plant and equipment					(689)
Property, Plant and Equipment, Net		3,253		$ 4,645	32,341
Depreciation expenses	¥ 6,051	1,595	¥ 619
Leasehold improvements
Property, Plant and Equipment, Net, by Type [Abstract]
Property, Plant and Equipment, Gross		1,662			26,520
Computers and electrical equipment
Property, Plant and Equipment, Net, by Type [Abstract]
Property, Plant and Equipment, Gross		1,633			5,968
Office equipment and furniture
Property, Plant and Equipment, Net, by Type [Abstract]
Property, Plant and Equipment, Gross		115			4,760
Medical equipment
Property, Plant and Equipment, Net, by Type [Abstract]
Property, Plant and Equipment, Gross		¥ 1,465			¥ 1,793